Investment Objectives and Goals	Apr. 28, 2026
Fitz-Gerald Must Have Portfolio(R) ETF
Prospectus [Line Items]
Risk/Return [Heading]	FITZ-GERALD MUST HAVE PORTFOLIO® ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fitz-Gerald Must Have Portfolio® ETF’s (the “Fund”) investment objective is to seek total returns.
Fitz-Gerald Must Have Portfolio(R) and Options Overlay ETF
Prospectus [Line Items]
Risk/Return [Heading]	FITZ-GERALD MUST HAVE PORTFOLIO® AND OPTIONS OVERLAY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fitz-Gerald Must Have Portfolio® and Options Overlay ETF’s (the “Fund”) primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek long-term capital appreciation.